RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Amounts due to related parties	$ 4,374,727	$ 4,556,814	$ 5,640,817
Fund L.P II [Member]
Amounts due to related parties	(1,093,896)	(1,093,896)	(1,093,896)
Fund L.P [Member]
Amounts due to related parties	(1,986,697)	(1,986,697)	(2,862,647)
Subsidiary Of The Company [Member]
Amounts due to related parties		(1,986,697)	(2,862,647)
Other [Member]
Amounts due to related parties	(1,294,134)	(1,476,221)	(1,684,274)
Related Party Transactions [Member]
Amounts due to related parties	$ (4,374,727)	$ (4,556,814)	$ (5,640,817)